Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents (note 5)	$ 41,267	$ 48,644
Accounts receivable	978	1,248
Prepaid expenses and other assets	771	628
Assets, Current	43,016	50,520
Property and equipment (note 6)	271	1,967
Intangible assets (note 7)	1,506	1,548
Assets	44,793	54,035
Current liabilities:
Accounts payable and accrued liabilities (note 8)	4,434	3,188
Current portion of long-term debt (note 10)	32,500	0
Current portion of deferred leasehold inducement (note 9)	0	116
Liabilities, Current	36,934	3,304
Deferred leasehold inducement (note 9)	0	445
Long-term debt (note 11)	0	25,000
Liabilities	36,934	28,749
Stockholders' equity:
Common stock (note 11) Authorized - unlimited number with no par value Issued and outstanding - 62,351,691 (2011 - 61,129,091)	262,439	262,097
Additional paid-in capital	32,754	32,208
Deficit	(305,519)	(287,204)
Accumulated other comprehensive income	18,185	18,185
Stockholders' Equity Attributable to Parent	7,859	25,286
Liabilities and Equity	$ 44,793	$ 54,035